Consolidated statement of comprehensive income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement of comprehensive income [abstract]
Gains on investments in equity-accounted associates and joint ventures included in OCI	$ 43	$ 113